Deferred consideration and contingent payments (Tables)	12 Months Ended
Dec. 31, 2024
Deferred consideration and contingent payments
Summary of deferred consideration and contingent payments

	2024	2023
	($)	($)
Balance – Beginning of year	13,852	16,638
Interest capitalized	727	922
Cash payment	—	(334)
Settlement in shares	(3,409)	(2,986)
Foreign exchange	1,062	(388)
Balance – End of year	12,232	13,852

Current portion	3,597	3,307
Non-current portion	8,635	10,545
	12,232	13,852